Significant Accounting Policies - Schedule of previously issued financial statements (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revision On Previously Issue Financial Statement On Investment [Line Items]
Amortized Cost	$ 354,669	$ 214,505	$ 196,542
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	2,468	426	545
Gross Unrealized Losses	(156)	(886)	(1,930)
Estimated Fair Value	356,981	214,045	195,157
Level 1 [Member]
Revision On Previously Issue Financial Statement On Investment [Line Items]
Estimated Fair Value			100,554
As Previously Reported | Level 1 [Member]
Revision On Previously Issue Financial Statement On Investment [Line Items]
Estimated Fair Value			93,537
Adjustments | Level 1 [Member]
Revision On Previously Issue Financial Statement On Investment [Line Items]
Estimated Fair Value			7,017
US Treasury and Government [Member]
Revision On Previously Issue Financial Statement On Investment [Line Items]
Amortized Cost	33,017	75,532	101,717
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	46	0	0
Gross Unrealized Losses	(13)	(298)	(1,163)
Estimated Fair Value	$ 33,050	$ 75,234	100,554
US Treasury and Government [Member] | As Previously Reported
Revision On Previously Issue Financial Statement On Investment [Line Items]
Amortized Cost			94,700
Allowance for Credit Loss			0
Gross Unrealized Gains			0
Gross Unrealized Losses			(1,163)
Estimated Fair Value			93,537
US Treasury and Government [Member] | Adjustments
Revision On Previously Issue Financial Statement On Investment [Line Items]
Amortized Cost			7,017
Allowance for Credit Loss			0
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			$ 7,017